FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866
                                   ----------

                     TEMPLETON EMERGING MARKETS INCOME FUND
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08_
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments ..............   3
Notes to Statement of Investments .....   8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                        PRINCIPAL AMOUNT(a)         VALUE
                                                                     -----------------------   --------------
       BONDS 85.5%
       ARGENTINA 6.6%
(b, c) Government of Argentina, senior bond, FRN, 3.127%,
          8/03/12 ................................................        140,605,000          $   33,719,453
                                                                                               --------------
       BOSNIA & HERZEGOVINA 0.7%

   (b) Government of Bosnia & Herzegovina, FRN, 5.933%,
          12/11/17 ...............................................          6,650,731    EUR        3,674,486
                                                                                               --------------
       BRAZIL 11.6%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ........................................             64,080(d) BRL       24,136,806
          9.762%, 1/01/14 ........................................             20,000(d) BRL        6,814,729
          9.762%, 1/01/17 ........................................             46,400(d) BRL       14,109,483
   (e)    Index Linked, 6.00%, 5/15/15 ...........................              5,600(d) BRL        3,621,332
   (e)    Index Linked, 6.00%, 5/15/45 ...........................             17,820(d) BRL       10,656,557
                                                                                               --------------
                                                                                                   59,338,907
                                                                                               --------------
       COLOMBIA 1.0%
       Government of Colombia, 11.75%, 2/25/20 ...................          4,255,000               5,159,188
                                                                                               --------------
       ECUADOR 0.4%
   (f) Government of Ecuador, Reg S, 9.375%, 12/15/15 ............          7,166,000               2,185,630
                                                                                               --------------
       EL SALVADOR 0.3%
   (g) Government of El Salvador, 144A, 7.65%, 6/15/35 ...........          2,650,000               1,523,750
                                                                                               --------------
       FIJI 1.6%
       Republic of Fiji, 6.875%, 9/13/11 .........................         11,370,000               8,351,038
                                                                                               --------------
       GEORGIA 0.9%
       Government of Georgia, 7.50%, 4/15/13 .....................          6,950,000               4,343,750
                                                                                               --------------
       GHANA 0.6%
   (f) Government of Ghana, Reg S, 8.50%, 10/04/17 ...............          5,300,000               2,848,750
                                                                                               --------------
       INDIA 1.4%
   (g) ICICI Bank Ltd.,
          144A, 6.625%, 10/03/12 .................................          6,625,000               4,841,550
   (b)    sub. bond, 144A, FRN, 6.375%, 4/30/22 ..................          4,100,000               2,070,221
                                                                                               --------------
                                                                                                    6,911,771
                                                                                               --------------
       INDONESIA 10.1%
       Government of Indonesia,
          11.00%, 10/15/14 .......................................    120,832,000,000    IDR        8,465,780
          10.75%, 5/15/16 ........................................     26,870,000,000    IDR        1,776,437
          10.00%, 7/15/17 ........................................     18,800,000,000    IDR        1,156,924
          FR19, 14.25%, 6/15/13 ..................................    169,282,000,000    IDR       14,077,508
          FR20, 14.275%, 12/15/13 ................................    166,215,000,000    IDR       13,822,456
          FR31, 11.00%, 11/15/20 .................................    132,050,000,000    IDR        8,290,878
          FR36, 11.50%, 9/15/19 ..................................     40,000,000,000    IDR        2,644,492
          FR46, 9.50%, 7/15/23 ...................................      3,200,000,000    IDR          174,304
          FR47, 10.00%, 2/15/28 ..................................     12,210,000,000    IDR          685,385
          FR48, 9.00%, 9/15/18 ...................................      5,450,000,000    IDR          299,127
                                                                                               --------------
                                                                                                   51,393,291
                                                                                               --------------
       IRAQ 3.9%
   (g) Government of Iraq, 144A, 5.80%, 1/15/28 ..................         45,775,000              19,683,250
                                                                                               --------------



                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

                                                                        PRINCIPAL AMOUNT(a)         VALUE
                                                                     -----------------------   --------------
       BONDS (CONTINUED)
       KAZAKHSTAN 5.1%
       HSBK (Europe) BV,
   (g)    144A, 7.25%, 5/03/17 ...................................          3,125,000          $    1,796,875
   (f)    Reg S, 7.25%, 5/03/17 ..................................         20,500,000              11,487,790
   (g) Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18 .........         19,200,000              12,960,000
                                                                                               --------------
                                                                                                   26,244,665
                                                                                               --------------
       MEXICO 5.6%
       Government of Mexico,
          8.00%, 12/07/23 ........................................          1,435,000(h) MXN        9,707,734
          M 20, 7.50%, 6/03/27 ...................................          2,978,000(h) MXN       18,932,863
                                                                                               --------------
                                                                                                   28,640,597
                                                                                               --------------
       NETHERLANDS 2.0%
       Rabobank Nederland, senior note, 8.75%, 1/24/17 ...........        157,900,000    MXN       10,425,528
                                                                                               --------------
       PAKISTAN 1.1%
   (g) Government of Pakistan, 144A, 6.875%, 6/01/17 .............         15,000,000               5,362,500
                                                                                               --------------
       PANAMA 1.0%
       Government of Panama, 6.70%, 1/26/36 ......................          6,639,000               5,195,018
                                                                                               --------------
       PERU 4.6%
       Government of Peru,
          7.35%, 7/21/25 .........................................          9,420,000               8,583,975
          8.75%, 11/21/33 ........................................         12,550,000              12,730,720
   (g) Peru Enhanced Pass-Through Finance Ltd., senior secured
          bond, A-1, 144A, zero cpn., 5/31/18 ....................          4,615,365               2,449,387
                                                                                               --------------
                                                                                                   23,764,082
                                                                                               --------------
       PHILIPPINES 5.1%
       Government of the Philippines,
          9.00%, 2/15/13 .........................................         21,460,000              22,050,150
   (f)    Reg S, 8.75%, 10/07/16 .................................          3,750,000               3,818,750
                                                                                               --------------
                                                                                                   25,868,900
                                                                                               --------------
       POLAND 1.0%
       Government of Poland, 6.25%, 10/24/15 .....................         15,380,000    PLN        5,264,740
                                                                                               --------------
       RUSSIA 5.9%
   (f) Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%,
       6/25/12 ...................................................          1,575,000                 826,875
   (f) Gaz Capital SA, senior bond, Reg S, 8.146%, 4/11/18 .......          6,000,000               4,108,956
   (g) Gazprom, secured note, 144A, 7.51%, 7/31/13 ...............          4,550,000               3,685,864
       LUKOIL International Finance BV,
   (g)    144A, 6.356%, 6/07/17 ..................................            890,000                 485,050
   (g)    144A, 6.656%, 6/07/22 ..................................          4,540,000               2,167,850
   (f)    Reg S, 6.356%, 6/07/17 .................................          2,300,000               1,425,356
   (f)    Reg S, 6.656%, 6/07/22 .................................          3,970,000               2,243,050
       VTB Capital (VNESHTORGBK), 6.315% to 2/04/10, 7.815%
          thereafter, 2/04/15 ....................................         17,000,000              14,195,000
   (g) VTB Capital SA, senior note, 144A, 6.25%, 6/30/35 .........          2,400,000               1,188,000
                                                                                               --------------
                                                                                                   30,326,001
                                                                                               --------------


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

                                                                        PRINCIPAL AMOUNT(a)         VALUE
                                                                     -----------------------   --------------
       BONDS (CONTINUED)
       SOUTH AFRICA 1.7%
(b, g) Edcon Holdings, 144A, FRN, 10.458%, 6/15/15 ...............          1,200,000    EUR   $      373,409
(b, f) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
          8.208%, 6/15/14 ........................................          2,100,000    EUR        1,080,220
       Government of South Africa,
          4.50%, 4/05/16 .........................................          4,000,000    EUR        3,780,580
          5.875%, 5/30/22 ........................................          5,000,000               3,587,500
                                                                                               --------------
                                                                                                    8,821,709
                                                                                               --------------
       SOUTH KOREA 0.9%
       Korea Treasury Bond, 0525-2703, 5.25%, 3/10/27 ............      5,148,000,000    KRW        3,307,187
       Korea Treasury Note, 0475-1203, 4.75%, 3/10/12 ............      2,255,000,000    KRW        1,528,248
                                                                                               --------------
                                                                                                    4,835,435
                                                                                               --------------
   (i) SUPRANATIONAL 3.9%
       Inter-American Development Bank, senior note, 7.50%,
          12/05/24 ...............................................        355,000,000    MXN       19,838,119
                                                                                               --------------
       UKRAINE 5.5%
   (g) City of Kiev, 144A, 8.625%, 7/15/11 .......................         22,400,000              12,082,560
   (g) Government of the Ukraine, 144A,
          7.65%, 6/11/13 .........................................         11,948,000               6,270,275
   (b) FRN, 6.45%, 8/05/09 .......................................         11,660,000               9,532,050
                                                                                               --------------
                                                                                                   27,884,885
                                                                                               --------------

       UNITED ARAB EMIRATES 0.8%
   (g) DP World Ltd., 144A, 6.85%, 7/02/37 .......................          8,080,000               4,317,144
                                                                                               --------------
       UNITED STATES 2.1%
       General Electric Capital Corp., senior note, A, 8.50%,
          4/06/18 ................................................        185,000,000    MXN       10,557,256
                                                                                               --------------
       VIETNAM 0.1%
   (b) Government of Vietnam, FRN, 3.938%, 3/12/16 ...............            712,174                 627,553
                                                                                               --------------
       TOTAL BONDS (COST $616,229,485) ...........................                                437,107,396
                                                                                               --------------

                                                                         NOTIONAL AMOUNT
                                                                     -----------------------
       OPTIONS PURCHASED (COST $3,750) 0.0%(j)
       PUTS 0.0%(j)
       BRAZIL 0.0%(j)

   (k) Brazilian Real Put, strike price 2.05 BRL, expiration date
          1/20/09 ................................................   $        100,000                  15,184
                                                                                               --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $616,233,235) ....................................                                437,122,580
                                                                                               --------------


                     Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

                                                                        PRINCIPAL AMOUNT(a)         VALUE
                                                                     -----------------------   --------------
       SHORT TERM INVESTMENTS 5.6%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.0%
       COSTA RICA 0.7%

   (g) Citigroup Funding Inc., cvt., 144A, zero cpn., 1/09/09 ....          3,841,535          $    3,382,675
                                                                                               --------------
       EGYPT 3.3%

   (l) Egypt Treasury Bill, 7/07/09 ..............................         32,375,000    EGP        5,462,270
   (l) Egypt Treasury Bills, 12/16/08 - 9/22/09 ..................         65,900,000    EGP       11,552,220
                                                                                               --------------
                                                                                                   17,014,490
                                                                                               --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $21,295,137) .....................................                                 20,397,165
                                                                                               --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $637,528,372) ....................................                                457,519,745
                                                                                               --------------

                                                                              SHARES
                                                                     -----------------------
       MONEY MARKET FUNDS (COST $8,436,139) 1.6%
       UNITED STATES 1.6%
   (m) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 0.99% .......................................          8,436,139               8,436,139
                                                                                               --------------
       TOTAL INVESTMENTS (COST $645,964,511) 91.1% ...............                                465,955,884
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS
          4.5% ...................................................                                 23,263,897
       OTHER ASSETS, LESS LIABILITIES 4.3% .......................                                 22,228,733
                                                                                               --------------
       NET ASSETS 100.0% .........................................                             $  511,448,513
                                                                                               ==============

See Abbreviations on page 10.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation.

(f) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $30,025,377, representing 5.87% of net assets.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $94,172,410, representing 18.41% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Rounds to less than 0.1% of net assets.

(k)  Non-income producing for the twelve months ended November 30, 2008.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton Emerging Markets Income Fund

3.   INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 649,533,201
                                                 =============
Unrealized appreciation ......................   $   1,222,102
Unrealized depreciation ......................    (184,799,419)
                                                 -------------
Net unrealized appreciation (depreciation) ...   $(183,577,317)
                                                 =============

4.   FORWARD EXCHANGE CONTRACTS

At November 30, 2008, the Fund had the following forward exchange contracts outstanding:

                                             CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                             AMOUNT(a)         DATE      APPRECIATION   DEPRECIATION
                                         ---------------   -----------   ------------   ------------
CONTRACTS TO BUY
  2,249,893   Peruvian Nuevo Sol .....       832,369           5/15/09   $         --    $(120,690)
  2,814,447   Peruvian Nuevo Sol .....     1,040,461           5/19/09             --     (150,599)
CONTRACTS TO SELL
 40,428,962   Mexican Peso ...........     3,520,460           1/27/09        524,657           --
  8,200,000   Euro ...................    12,547,640           3/27/09      2,147,484           --
183,978,800   Mexican Peso ...........    16,664,746           4/07/09      3,270,854           --
  3,099,468   U.S. Dollar ............   389,804,593 KZT       4/17/09             --      (51,818)
  3,446,350   U.S. Dollar ............   433,137,268 KZT       4/27/09             --      (74,189)
167,925,352   Mexican Peso ...........    15,279,832           5/07/09      3,148,065           --
 61,513,239   Mexican Peso ...........     5,599,239           5/15/09      1,164,252           --
457,957,173   Mexican Peso ...........    41,806,834           5/20/09      8,830,907           --
 34,649,958   Mexican Peso ...........     3,175,982           6/12/09        693,595           --
  1,681,570   Euro ...................     8,324,767 MYR       6/16/09        175,291           --
  1,609,368   Euro ...................     7,951,887 MYR       6/17/09        163,556           --
    180,829   Euro ...................       264,878           8/18/09         35,339           --
 74,700,583   Mexican Peso ...........     6,956,657           8/27/09      1,686,934           --
    725,485   Euro ...................     1,013,684           9/10/09         92,585           --
    362,390   Euro ...................       505,680           9/11/09         45,573           --
 13,012,157   Mexican Peso ...........     1,157,459           9/15/09        242,114           --
    688,058   Euro ...................       970,299           9/21/09         96,635           --
 39,897,968   Mexican Peso ...........     3,467,579          10/01/09        667,603           --
 39,728,544   Mexican Peso ...........     3,462,183          10/05/09        675,749           --
                                                                         ------------    ---------
Unrealized appreciation (depreciation) on forward exchange
   contracts .........................................................     23,661,193     (397,296)
                                                                         ------------    ---------
Net unrealized appreciation (depreciation) on forward exchange
   contracts .........................................................   $ 23,263,897
                                                                         ============

See Abbreviations on page 10.

(a)  In U.S. dollars unless otherwise indicated.


                     8 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

5.   INTEREST RATE SWAPS

At November 30, 2008, the Fund had the following interest rate swap contracts outstanding:

                            RECEIVE--                                   NATIONAL
COUNTER-                     FIXED             PAY--                   PRINCIPAL       EXPIRATION    UNREALIZED     UNREALIZED
PARTY                        RATE         FLOATING RATE                AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------                   ---------   -------------------------   -----------------   ----------   ------------   ------------
JPMorgan                      7.06%    Tasa Nominal Annual Rate    1,568,000,000 CLP     6/13/18     $  137,181     $      --
Merrill Lynch                7.053%    Tasa Nominal Annual Rate    4,700,000,000 CLP     6/13/18        407,414            --
Merrill Lynch                7.094%    Tasa Nominal Annual Rate    5,100,000,000 CLP     6/16/18        461,406            --
JPMorgan                      7.15%    Tasa Nominal Annual Rate    1,600,000,000 CLP     6/18/18        162,588            --
JPMorgan                     7.855%    Tasa Nominal Annual Rate      403,200,000 CLP     7/17/18         64,552            --
Merrill Lynch                 9.03%    MXN Interbank Equilibrium
                                             Interest Rate           241,000,000 MXN     8/17/18             --      (507,454)
Merrill Lynch                 9.10%    MXN Interbank Equilibrium
                                             Interest Rate            80,000,000 MXN     8/04/28             --      (351,695)
                                                                                                     ----------     ---------
Unrealized appreciation (depreciation) on interest rate swap contracts ..........................    $1,233,141     $(859,149)
                                                                                                     ==========     =========
   Net unrealized appreciation (depreciation) on interest rate swap contracts ...................    $  373,992
                                                                                                     ==========

See Abbreviations on page 10.

(a)  In U.S. Dollar unless otherwise indicated.

6.   FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                     Quarterly Statement of Investments | 9

Templeton Emerging Markets Income Fund

6.   FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                          LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                        -----------   ------------   -------   ------------
ASSETS:
   Investments in Securities ........   $25,450,629   $440,505,255     $--     $465,955,884
   Other Financial Instruments(a) ...            --     24,894,334      --       24,894,334
LIABILITIES:
   Other Financial Instruments(a) ...            --      1,256,445      --        1,256,445

(a) Other financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts and swaps.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

BRL - Brazilian Real
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty

SELECTED PORTFOLIO

FRN - Floating Rate Note
MTN - Medium Term Note

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    10 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JENNIFER J. BOLT
  --------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  --------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
 --------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009